GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) ₽ in Millions, $ in Millions		12 Months Ended
	Sep. 08, 2022 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount		₽ 47,766		₽ 34,705
Less: Accumulated amortization		(16,000)		(12,346)
Net carrying amount		₽ 31,766		22,359		$ 451.6
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Selling, General and Administrative Expense	Selling, General and Administrative Expense
Amortization expenses of intangible assets		₽ 7,631	$ 108.5	5,949	₽ 3,825
Estimated amortization expense
2023		6,805				96.7
2024		5,692				80.9
2025		4,286				60.9
2026		3,059				43.5
2027		2,130				30.4
Thereafter		8,050				114.5
Total		30,022				426.9
Delivery Club LLC
GOODWILL AND INTANGIBLE ASSETS
Intangible assets	₽ 13,864
Trade names and domain names
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount		13,430		3,766
Less: Accumulated amortization		(2,840)		(2,202)
Net carrying amount		₽ 10,590		₽ 1,564		150.6
Weighted-average remaining useful life (in years)		9 years 1 month 6 days	9 years 1 month 6 days	9 years 1 month 6 days
Trade names and domain names | Delivery Club LLC
GOODWILL AND INTANGIBLE ASSETS
Weighted-average remaining useful life (in years)	10 years
Intangible assets acquired		₽ 9,626	$ 136.9
Intangible assets	₽ 9,626
Customer relationships
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount		13,226		₽ 11,977
Less: Accumulated amortization		(3,834)		(2,703)
Net carrying amount		₽ 9,392		₽ 9,274		133.5
Weighted-average remaining useful life (in years)		8 years 1 month 6 days	8 years 1 month 6 days	8 years 1 month 6 days
Customer relationships | E-commerce, Mobility and Delivery
GOODWILL AND INTANGIBLE ASSETS
Impairment of intangible assets		₽ 2,740	$ 39.0
Customer relationships | Delivery Club LLC
GOODWILL AND INTANGIBLE ASSETS
Weighted-average remaining useful life (in years)	7 years
Intangible assets acquired		4,058	$ 57.7
Intangible assets	₽ 4,058
Content and software
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount		8,387		₽ 8,574
Less: Accumulated amortization		(3,444)		(2,370)
Net carrying amount		₽ 4,943		₽ 6,204		70.3
Weighted-average remaining useful life (in years)		3 years 6 months	3 years 6 months	3 years 6 months
Supplier relationships
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount		₽ 215		₽ 187
Less: Accumulated amortization		(83)		(41)
Net carrying amount		₽ 132		₽ 146		1.9
Weighted-average remaining useful life (in years)		2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days
Technologies and licenses
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount		₽ 10,765		₽ 9,338
Less: Accumulated amortization		(5,799)		(5,030)
Net carrying amount		₽ 4,966		₽ 4,308		70.6
Weighted-average remaining useful life (in years)		2 years 3 months 18 days	2 years 3 months 18 days	2 years 3 months 18 days
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount		₽ 1,743		₽ 863
Net carrying amount		1,743		863		24.7
Total Other Intangible assets
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount		12,508		10,201
Less: Accumulated amortization		(5,799)		(5,030)
Net carrying amount		6,709		5,171		95.3
Amortization expenses of intangible assets		3,853	$ 54.8	2,611	1,901
Estimated amortization expense
2023		2,449
2024		1,515
2025		622
2026		271
2027		108
Thereafter		8
Total		4,973
Acquisition-related intangible assets
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount		35,258		24,504
Less: Accumulated amortization		(10,201)		(7,316)
Net carrying amount		25,057		17,188		$ 356.3
Amortization expenses of intangible assets		3,778	$ 53.7	₽ 3,338	₽ 1,924
Estimated amortization expense
2023		4,356
2024		4,177
2025		3,664
2026		2,788
2027		2,022
Thereafter		8,042
Total		₽ 25,049